Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company

Condensed Financial Information of the Parent Company
Condensed Balance Sheets
(All amounts in thousands, except for share and per share data)
	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
			(Note 2(e))
Assets
Cash and cash equivalents	275,722	428,267	58,672
Restricted cash	21,248	—	—
Short-term investments	1,076,775	539,130	73,861
Prepayments and other current assets	1,715	2,716	372
Amounts due from subsidiaries	4,564,637	4,704,788	644,553
Total assets	5,940,097	5,674,901	777,458
Liabilities
Accrued expenses and other liabilities	10,662	99,258	13,598
Deficit of investments in subsidiaries and VIE	1,763,842	2,505,485	343,250
Deferred income	30,556	14,832	2,032
Total liabilities	1,805,060	2,619,575	358,880
Shareholders’ equity (deficit)

Ordinary Shares (US$0.00001 par value; 10,000,000,000 ordinary shares authorized, comprising of 6,000,000,000 Class A ordinary shares, 960,852,606 Class B ordinary shares and 3,039,147,394 shares each of such classes to be designated as of December 31, 2023 and December 31, 2024; 2,030,600,883 Class A shares and 666,572,880 Class B ordinary shares issued as of December 31, 2023, 2,096,600,883 Class A shares and 600,572,880 Class B ordinary shares issued as of December 31, 2024; 1,487,546,132 Class A ordinary shares and 666,572,880 Class B ordinary shares outstanding as of December 31, 2023, 1,234,627,468 Class A ordinary shares and 600,572,880 Class B ordinary shares outstanding as of December 31, 2024)

	173	173	24
Treasury shares	(864,568)	(1,276,330)	(174,856)
Additional paid-in capital	12,260,208	12,273,767	1,681,499
Accumulated deficit	(7,320,976)	(8,029,150)	(1,099,989)
Accumulated other comprehensive income	60,200	86,866	11,900
Total shareholders' equity	4,135,037	3,055,326	418,578
Total liabilities and shareholders’ equity (deficit)	5,940,097	5,674,901	777,458

Condensed Statements of Income and Comprehensive Income
(All amounts in thousands)
	As of December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
				(Note 2(e))

General and administrative expenses	(19,329)	(40,814)	(23,204)	(3,179)
Loss from operations	(19,329)	(40,814)	(23,204)	(3,179)
Financial income	1,181	19,078	73,474	10,066
Foreign currency exchange (loss) gain	(6)	(17)	72	11
Loss from subsidiaries and VIE	(812,151)	(738,768)	(774,577)	(106,117)
Other income	14,934	15,733	16,061	2,200
Net loss	(815,371)	(744,788)	(708,174)	(97,019)
Net loss attributable to ordinary shareholders of Yatsen Holding Limited	(815,371)	(744,788)	(708,174)	(97,019)

Net loss	(815,371)	(744,788)	(708,174)	(97,019)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil tax	181,585	134,395	26,666	3,653
Total comprehensive loss	(633,786)	(610,393)	(681,508)	(93,366)
Comprehensive loss attributable to ordinary shareholders of Yatsen Holding Limited	(633,786)	(610,393)	(681,508)	(93,366)

Condensed Statements of Cash Flows
(All amounts in thousands)
	As of December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
				(Note 2(e))
Net cash (used in) provided by operating activities	(25,271)	(11,400)	42,546	5,829
Purchases of short-term investments	(342,380)	(1,439,145)	(1,316,051)	(180,298)
Maturities of short-term investments	—	709,230	1,863,161	255,252
Advances to Group companies	(1,396,460)	(245,424)	(474,150)	(64,958)
Receival of advances repayment from Group companies	2,539,576	1,335,355	402,416	55,131
Net cash provided by investing activities	800,736	360,016	475,376	65,127
Repurchases of Ordinary Shares	(654,650)	(212,693)	(405,792)	(55,594)
Issuance costs of issuance of Ordinary Shares in IPO	(1,706)	—	—	—
Proceeds from exercise of vested share options	1,906	4,902	11,566	1,585
Net cash used in financing activities	(654,450)	(207,791)	(394,226)	(54,009)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	2,528	(718)	7,601	1,040
Net increase in cash, cash equivalents and restricted cash	123,543	140,107	131,297	17,987
Cash and cash equivalents and restricted cash at the beginning of the year	33,320	156,863	296,970	40,685
Cash and cash equivalents and restricted cash at the end of the year	156,863	296,970	428,267	58,672

(1) BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company has used the equity method to account for investments in its subsidiaries. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.

(2) INVESTMENTS IN SUBSIDIARIES

The Company and its subsidiaries were included in the consolidated financial statements where the inter-company transactions and balances were eliminated upon consolidation. For the purpose of the Company’s stand-alone financial statements, its investments in subsidiaries were reported using the equity method of accounting. The Company’s share of income (loss) from its subsidiaries were reported as equity in earnings of subsidiaries in the accompanying parent company financial statements.